WELLS FARGO FUNDS TRUST

                               Stable Income Fund

                                     Class A

                         Supplement dated August 1, 2000
                         to the Statement of Additional
                       Information dated November 8, 1999
      As Supplemented December 17, 1999, February 8, 2000 and June 1, 2000




The dealer reallowance for purchases of Class A shares is as follows:

---------------------------------------------------------------------------------------


----------------------- -------------------- --------------------- --------------------
                          FRONT-END SALES      FRONT-END SALES           DEALER
                            CHARGE AS %          CHARGE AS %            ALLOWANCE
        AMOUNT               OF PUBLIC          OF NET AMOUNT        AS % OF PUBLIC
     OF PURCHASE          OFFERING PRICE           INVESTED          OFFERING PRICE
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------

----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
Less than $50,000              1.50%                1.52%                 1.35%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$50,000 to $99,999             1.00%                1.01%                 0.90%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$100,000 to $249,999           0.75%                0.76%                 0.70%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$250,000 to $499,999           0.75%                0.76%                 0.70%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$500,000 to $999,999           0.50%                0.50%                 0.50%
----------------------- -------------------- --------------------- --------------------
----------------------- -------------------- --------------------- --------------------
$1,000,000 and over1           0.00%                0.00%                 0.50%
----------------------- -------------------- --------------------- --------------------

1We will assess Class A shares purchases of $1,000,000 or more a 0.50% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.